Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Depreciable Assets	The ranges of estimated useful lives and the weighted average useful lives are summarized below:

	Range of useful lives		Weighted average useful lives
	2024	2023	2024	2023
Utility plant	1-100	1-100	41	40
Hydro: generation facilities and other	5-60	5-60	35	35